Financial instruments - Classes of Interest-Bearing Loans, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Notional amounts	$ 345,949	$ 43,396
Borrowing costs	$ (2,360)	$ (2,802)
Scotiabank Cayman
Financial instruments [Line Items]
Effective rate	2.33%	2.05%
Nominal rate	3.19%	1.36%
Scotiabank Sud Americano
Financial instruments [Line Items]
Effective rate	5.10%
Nominal rate	6.08%
Unsecured obligations
Financial instruments [Line Items]
Notional amounts	$ 200,000	$ 70,000
Non-current maturities	200,000	70,000
Borrowing costs	(2,478)	(387)
Total	197,522	$ 69,613
Unsecured obligations | Scotiabank Cayman
Financial instruments [Line Items]
Company		SQM S.A.
Financial institution		Scotiabank Cayman
Notional amounts		$ 70,000
Non-current maturities		70,000
Borrowing costs		(387)
Total		69,613
Unsecured obligations | Scotiabank Sud Americano
Financial instruments [Line Items]
Notional amounts	200,000
Non-current maturities	200,000
Borrowing costs	(2,478)
Total	197,522
Unsecured obligations | Between 1 year to 2 years
Financial instruments [Line Items]
Notional amounts		0
Non-current maturities		0
Unsecured obligations | Between 1 year to 2 years | Scotiabank Cayman
Financial instruments [Line Items]
Notional amounts		0
Non-current maturities		0
Unsecured obligations | Between 2 years to 3 years
Financial instruments [Line Items]
Notional amounts	200,000	70,000
Non-current maturities	200,000	70,000
Unsecured obligations | Between 2 years to 3 years | Scotiabank Cayman
Financial instruments [Line Items]
Notional amounts	0	70,000
Non-current maturities	0	70,000
Unsecured obligations | Between 2 years to 3 years | Scotiabank Sud Americano
Financial instruments [Line Items]
Notional amounts	200,000
Non-current maturities	200,000
Unsecured obligations | Over 3 year to 4 years
Financial instruments [Line Items]
Notional amounts	0	0
Non-current maturities	0	0
Unsecured obligations | Over 3 year to 4 years | Scotiabank Cayman
Financial instruments [Line Items]
Notional amounts	0	0
Non-current maturities	0	$ 0
Unsecured obligations | Over 3 year to 4 years | Scotiabank Sud Americano
Financial instruments [Line Items]
Notional amounts	0
Non-current maturities	$ 0